1998 ANNUAL REPORTS





                                                       PACIFIC INNOVATIONS TRUST

                                                           SEPARATE ACCOUNT B OF
                                                  PACIFIC LIFE INSURANCE COMPANY






                                     [LOGO]

                                  PACIFIC LIFE

                         Pacific Life Insurance Company
             is the issuer of Pacific Innovations variable annuity

                                ----------------
                                Not FDIC Insured
                                ----------------

                      -----------------------------------
                               SEPARATE ACCOUNT B

                       OF PACIFIC LIFE INSURANCE COMPANY
                      -----------------------------------

                               1998 ANNUAL REPORT

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company



   We have audited the accompanying statement of assets and liabilities of Separate Account B (comprised of the Money Market, Managed Bond, Capital Income, Blue Chip, Mid-Cap Equity, Aggressive Growth and International Variable Accounts) as of December 31, 1998 and the related statement of operations for the year then ended and statement of changes in net assets for the year ended December 31, 1998 and for the period from commencement of operations through December 31, 1997. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 1998 and the results of their operations for the year then ended and the changes in their net assets for the year ended December 31, 1998 and for the period from commencement of operations through December 31, 1997, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 23, 1999

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998


                                                 MONEY      MANAGED      CAPITAL       BLUE       MID-CAP    AGGRESSIVE    INTER-
                                                MARKET        BOND       INCOME        CHIP        EQUITY      GROWTH     NATIONAL
                                               VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE    VARIABLE    VARIABLE
                                                ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
ASSETS
Investments:
   Money Market Fund (2,031,421 shares;
     cost $2,031,421) ....................    $2,031,421
   Managed Bond Fund (1,244,146 shares;
     cost $12,635,445) ...................                $12,764,942
   Capital Income Fund (1,728,511 shares;
     cost $19,441,065) ...................                             $19,895,161
   Blue Chip Fund (1,808,242 shares;
     cost $22,327,949) ...................                                          $27,738,437
   Mid-Cap Equity Fund (612,733 shares;
     cost $7,479,517) ....................                                                       $9,001,054
   Aggressive Growth Fund (500,630 shares;
     cost $5,451,119) ....................                                                                   $5,266,632
   International Fund (504,695 shares;
     cost $5,350,153) ....................                                                                               $5,460,800

Receivables:
   Due from Pacific Life
     Insurance Company  ..................                     32,159        9,470                               28,304      26,042
   Fund shares redeemed ..................       307,711                                 91,339       8,191
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Total Assets .............................     2,339,132   12,797,101   19,904,631   27,829,776   9,009,245   5,294,936   5,486,842
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
LIABILITIES
Payables:
   Due to Pacific Life Insurance Company .       307,711                                 91,339       8,191
   Fund shares purchased .................                     32,159        9,470                               28,304      26,042
   Other Liabilities......................           191          708        1,124        1,484         528         301         298
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Total Liabilities ........................       307,902       32,867       10,594       92,823       8,719      28,605      26,340
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS ...............................    $2,031,230  $12,764,234  $19,894,037  $27,736,953  $9,000,526  $5,266,331  $5,460,502
                                              ==========  ===========  ===========  ===========  ==========  ==========  ==========

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                 MONEY      MANAGED      CAPITAL       BLUE       MID-CAP    AGGRESSIVE    INTER-
                                                MARKET        BOND       INCOME        CHIP        EQUITY      GROWTH     NATIONAL
                                               VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE    VARIABLE    VARIABLE
                                                ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
INVESTMENT INCOME
   Dividends .............................    $   70,964     $566,789     $555,883  $   392,172  $   74,697              $   48,627

EXPENSES
   Mortality and expense risk fee and
     administrative fee ..................        20,196      139,302      224,097      293,964      94,166  $   63,923      68,880
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Net Investment Income (Loss) .............        50,768      427,487      331,786       98,208     (19,469)    (63,923)    (20,253)
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized loss from
     security transactions ...............                     (9,623)     (93,496)    (107,879)    (71,415)   (165,051)    (78,491)
   Net unrealized appreciation
     on investments ......................                     98,524      648,802    4,781,389   1,236,645      22,558     475,133
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Net Realized and Unrealized Gain
   (Loss) on Investments .................                     88,901      555,306    4,673,510   1,165,230    (142,493)    396,642
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............    $   50,768  $   516,388  $   887,092  $ 4,771,718  $1,145,761  $ (206,416) $  376,389
                                              ==========  ===========  ===========  ===========  ==========  ==========  ==========

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                                 MONEY      MANAGED      CAPITAL       BLUE       MID-CAP    AGGRESSIVE    INTER-
                                                MARKET        BOND       INCOME        CHIP        EQUITY      GROWTH     NATIONAL
                                               VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE    VARIABLE    VARIABLE
                                                ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss) ..........    $   50,768  $   427,487  $   331,786  $    98,208  $  (19,469) $  (63,923) $  (20,253)
   Net realized loss from security
     transactions ........................                     (9,623)     (93,496)    (107,879)    (71,415)   (165,051)    (78,491)
   Net unrealized appreciation
     on investments ......................                     98,524      648,802    4,781,389   1,236,645      22,558     475,133
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations .............        50,768      516,388      887,092    4,771,718   1,145,761    (206,416)    376,389
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL UNIT TRANSACTIONS
   Transfer of net premiums ..............     3,043,107    4,357,974    7,644,172    9,763,955   2,995,500   1,702,212   1,136,951
   Transfers--policy charges
     and deductions ......................        (1,411)    (235,580)    (402,921)    (528,336)   (117,566)    (48,805)    (32,116)
   Transfers in (from other variable
     accounts) ...........................     1,521,239    3,055,492    1,894,356    2,872,605   1,089,142     916,084     858,336
   Transfers out (to other variable
     accounts) ...........................    (3,489,527)    (903,363)  (1,269,659)  (1,947,538)   (542,402)   (425,040)   (652,643)
   Transfers--other ......................      (580,062)    (458,397)    (793,647)    (936,032)   (330,919)   (196,158)   (220,224)
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Net Increase in Net Assets Derived from
   Policy Transactions ...................       493,346    5,816,126    7,072,301    9,224,654   3,093,755   1,948,293   1,090,304
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
NET INCREASE IN NET ASSETS ...............       544,114    6,332,514    7,959,393   13,996,372   4,239,516   1,741,877   1,466,693
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS
   Beginning of Year .....................     1,487,116    6,431,720   11,934,644   13,740,581   4,761,010   3,524,454   3,993,809
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
   End of Year ...........................    $2,031,230  $12,764,234  $19,894,037  $27,736,953  $9,000,526  $5,266,331  $5,460,502
                                              ==========  ===========  ===========  ===========  ==========  ==========  ==========

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1997


                                                 MONEY      MANAGED      CAPITAL       BLUE       MID-CAP    AGGRESSIVE    INTER-
                                                MARKET        BOND       INCOME        CHIP        EQUITY      GROWTH     NATIONAL
                                               VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE    VARIABLE    VARIABLE
                                                ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income .................    $   22,276  $    97,636  $   359,152  $    33,396  $   24,082  $  264,446  $   87,571
   Net realized loss from security
     transactions ........................                        (92)        (458)         (68)       (141)       (413)       (795)
   Net unrealized appreciation
     (depreciation) on investments .......                     30,973     (194,706)     629,099     284,892    (207,045)   (364,486)
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Net Increase (Decrease) in Net Assets
   Resulting from Operations .............        22,276      128,517      163,988      662,427     308,833      56,988    (277,710)
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL UNIT TRANSACTIONS
   Transfer of net premiums ..............     6,098,467    5,482,090   10,402,860   11,568,658   3,734,236   3,029,927   3,594,962
   Transfers--policy charges and
     deductions ..........................                    (16,341)        (588)     (16,115)    (11,481)    (14,274)    (11,378)
   Transfers in (from other variable
     accounts) ...........................        17,139      900,596    1,442,301    1,662,246     778,377     495,238     729,833
   Transfers out (to other variable
     accounts) ...........................    (4,637,671)     (38,100)     (28,871)     (88,249)    (28,379)    (24,485)    (22,892)
   Transfers--other ......................       (13,095)     (25,042)     (45,046)     (48,386)    (20,576)    (18,940)    (19,006)
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
Net Increase in Net Assets Derived from
   Policy Transactions ...................     1,464,840    6,303,203   11,770,656   13,078,154   4,452,177   3,467,466   4,271,519
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
NET INCREASE IN NET ASSETS ...............     1,487,116    6,431,720   11,934,644   13,740,581   4,761,010   3,524,454   3,993,809
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS
   Beginning of Period ...................
                                              ----------  -----------  -----------  -----------  ----------  ----------  ----------
   End of Period .........................    $1,487,116  $ 6,431,720  $11,934,644  $13,740,581  $4,761,010  $3,524,454  $3,993,809
                                              ==========  ===========  ===========  ===========  ==========  ==========  ==========

See Notes to Financial Statements

                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

   The Separate Account B (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1998 was comprised of seven subaccounts called Variable Accounts: the Money Market Variable Account, the Managed Bond Variable Account, the Capital Income Variable Account, the Blue Chip Variable Account, the Mid-Cap Equity Variable Account, the Aggressive Growth Variable Account and the International Variable Account. The assets in each Variable Account are invested in shares of the corresponding Funds of Pacific Innovations Trust (the "Trust"), each of which pursues different investment objectives and policies. The financial statements of the Trust, including the schedules of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

   The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Trust on A-47) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

   The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contract").

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


   A. Valuation of Investments

   Investments in shares of the Trust are valued at the reported net asset values of the respective Funds. Valuation of securities held by the Trust is discussed in the notes to its financial statements.

   B. Security Transactions

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 1998, the Trust declared dividends for each Fund except for the Aggressive Growth Fund. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related Fund.

3. CHARGES AND EXPENSES

   Pacific Life charges the Separate Account daily for mortality and expense risks assumed and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Life.

                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 5. SELECTED ACCUMULATION UNIT** INFORMATION

    Selected accumulation unit information for the year ended December 31, 1998 were as follows:

                                                      Accumulation Unit Value       Number of
                                                     -------------------------        Units
                                                      At Beginning   At End of    Outstanding At
                         Variable Accounts            of Period        Period      End of Period
              -----------------------------------------------------------------------------------
               Money Market                              $10.30       $10.68           190,268
              -----------------------------------------------------------------------------------
               Managed Bond                              $10.53       $11.10         1,149,484
              -----------------------------------------------------------------------------------
               Capital Income                            $11.34       $11.97         1,661,536
              -----------------------------------------------------------------------------------
               Blue Chip                                 $12.18       $15.28         1,815,018
              -----------------------------------------------------------------------------------
               Mid-Cap Equity                            $12.63       $14.60           616,679
              -----------------------------------------------------------------------------------
               Aggressive Growth                         $11.63       $11.26           467,582
              -----------------------------------------------------------------------------------
               International                             $ 9.94       $10.94           499,095
              -----------------------------------------------------------------------------------

               ** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

 6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE TRUST SHARES

     The investment in the Trust shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). The cost and market value of total Separate Account's investments in the Trust as of December 31, 1998 were as follows:

                                                                                             VARIABLE ACCOUNTS
                                                                  --------------------------------------------------------------
                                                                          MONEY          MANAGED       CAPITAL         BLUE
                                                                         MARKET           BOND          INCOME         CHIP
                                                                  --------------------------------------------------------------

 Total cost of investments at beginning of year                         $1,487,250      $6,401,108   $12,130,005    $13,112,211
 Add:     Total net proceeds from policy and M&E transactions            4,092,860       6,609,440     8,036,995     10,719,034
          Reinvested distributions from the Trust
          (a) Net investment income                                         70,964         551,971       555,883        151,860
          (b) Net realized gain                                                             14,818                      240,312
                                                                  --------------------------------------------------------------
                                           Sub-Total                     5,651,074      13,577,337    20,722,883     24,223,417
 Less:    Cost of investments disposed during the year                   3,619,653         941,892     1,281,818      1,895,468
                                                                  --------------------------------------------------------------
 Total cost of investments at end of year                                2,031,421      12,635,445    19,441,065     22,327,949
 Add:     Unrealized appreciation                                                -         129,497       454,096      5,410,488
                                                                  --------------------------------------------------------------
 Total market value of investments at end of year                       $2,031,421     $12,764,942   $19,895,161    $27,738,437
                                                                  --------------------------------------------------------------

                                                                         MID-CAP       AGGRESSIVE       INTER-
                                                                         EQUITY          GROWTH        NATIONAL
                                                                  -----------------------------------------------

 Total cost of investments at beginning of year                         $4,476,390      $3,731,685    $4,358,502
 Add:     Total net proceeds from policy and M&E transactions            3,642,085       2,373,143     1,648,854
          Reinvested distributions from the Trust
          (a) Net investment income                                         27,713                        48,627
          (b) Net realized gain                                             46,984
                                                                  ----------------------------------------------------
                                           Sub-Total                     8,193,172       6,104,828     6,055,983
 Less:    Cost of investments disposed during the year                     713,655         653,709       705,830
                                                                  ----------------------------------------------------
 Total cost of investments at end of year                                7,479,517       5,451,119     5,350,153
 Add:     Unrealized appreciation (depreciation)                         1,521,537        (184,487)      110,647
                                                                  ----------------------------------------------------
 Total market value of investments at end of year                       $9,001,054      $5,266,632    $5,460,800
                                                                  ----------------------------------------------------